Basis of Presentation and General Information (Details) (USD $) In Millions, except Share data, unless otherwise specified																																									6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Hope item	Jun. 30, 2013 Komodo item	Jun. 30, 2013 Kalamata item	Jun. 30, 2013 Lotus item	Jun. 30, 2013 Hyundai Duke item	Jun. 30, 2013 Commodore item	Jun. 30, 2013 Deva item	Jun. 30, 2013 Derby D item	Jun. 30, 2013 CSCL Europe item	Jun. 30, 2013 CSCL America item	Jun. 30, 2013 Hyundai Federal item	Jun. 30, 2013 CSCL Pusan item	Jun. 30, 2013 CSCL Le Havre item	Jun. 30, 2013 Marathonas item	Jun. 30, 2013 Messologi item	Jun. 30, 2013 Mytilini item	Jun. 30, 2013 SNL Colombo item	Jun. 30, 2013 YM Seattle item	Jun. 30, 2013 Hyundai Vladivostok item	Jun. 30, 2013 Hyundai Advance item	Jun. 30, 2013 Hyundai Stride item	Jun. 30, 2013 Hyundai Future item	Jun. 30, 2013 Hyundai Sprinter item	Jun. 30, 2013 YM Singapore item	Jun. 30, 2013 YM Vancouver item	Jun. 30, 2013 Hyundai Highway item	Jun. 30, 2013 Hyundai Progress item	Jun. 30, 2013 Hyundai Bridge item	Jun. 30, 2013 Amalia C item	May 14, 2013 Amalia C item	Jun. 30, 2013 Niledutch Zebra item	Jun. 25, 2013 Niledutch Zebra item	Jun. 30, 2013 Zim Rio Grande item	Jun. 30, 2013 Zim Sao Paolo item	Jun. 30, 2013 Zim Kingston item	Jun. 30, 2013 Zim Monaco item	Jun. 30, 2013 Zim Dalian item	Jun. 30, 2013 Zim Luanda item	Jun. 30, 2013 CMA CGM Moliere, Musset, Nerval, Rabelais and Racine	Jun. 30, 2013 CMA CGM Moliere item	Jun. 30, 2013 CMA CGM Musset item	Jun. 30, 2013 CMA CGM Nerval item	Jun. 30, 2013 CMA CGM Rabelais item	Jun. 30, 2013 CMA CGM Racine item	Jun. 30, 2013 YM Mandate item	Jun. 30, 2013 YM Maturity item	Jun. 30, 2013 Hanjin Buenos Aires item	Jun. 30, 2013 Hanjin Santos item	Jun. 30, 2013 Hanjin Versailles item	Jun. 30, 2013 Hanjin Algeciras item	Jun. 30, 2013 Hanjin Constantza item	Jun. 30, 2013 Hanjin Germany item	Jun. 30, 2013 Hanjin Italy item	Jun. 30, 2013 Hanjin Greece item	Jun. 30, 2013 CMA CGM Attila item	Jun. 30, 2013 CMA CGM Tancredi item	Jun. 30, 2013 CMA CGM Bianca item	Jun. 30, 2013 CMA CGM Samson item	Jun. 30, 2013 CMA CGM Melisande item	Jun. 30, 2013 Hyundai Together item	Jun. 30, 2013 Hyundai Tenacity item	Jun. 30, 2013 Hyundai Smart item	Jun. 30, 2013 Hyundai Speed item	Jun. 30, 2013 Hyundai Ambition item
Basis of Presentation and General Information
Common stock, authorized capital stock (in shares)	750,000,000	750,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Basis of Presentation and General Information
TEU			3,908	2,917	2,917	3,098	4,651	4,651	4,253	4,253	8,468	8,468	4,651	9,580	9,580	4,814	4,814	4,814	4,300	4,253	2,200	2,200	2,200	2,200	2,200	4,300	4,253	2,200	2,200	2,200	2,452	2,452	2,602	2,602	4,253	4,253	4,253	4,253	4,253	4,253		6,500	6,500	6,500	6,500	6,500	6,500	6,500	3,400	3,400	3,400	3,400	3,400	10,100	10,100	10,100	8,530	8,530	8,530	8,530	8,530	13,100	13,100	13,100	13,100	13,100
Period of charter term after which option to purchase vessel is available to charterer																																									8 years
Consideration for which vessel can be purchased by charterer																																									$ 78.0